Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands		May 31, 2018	May 31, 2017
Other Liabilities Disclosure [Abstract]
Accrued payroll		$ 212,677	$ 163,621
Payable for purchase of property and equipment		45,590	21,445
Rent payable		18,210	7,532
Amounts reimbursable to employees	[1]	16,157	11,022
VAT payable		12,125	9,516
Refundable fees received from students	[2]	11,541	8,687
Welfare payable		9,187	6,102
Accrued advertising fees		8,548	7,798
Refundable deposits	[3]	7,290	5,382
Payable for investments and acquisitions		5,420
Royalty fees payable	[4]	4,410	4,011
Other taxes payable		2,945	1,604
Accrued professional service fees		1,134	1,486
Others	[5]	18,303	12,494
Total		$ 373,537	$ 260,700

[1]	Amounts reimbursable to employees include traveling and the related expenses.
[2]	Refundable fees received from students represent (1) the miscellaneous expenses other than tuition fees received from students which will be paid out on behalf of students; and (2) tuition fees refundable to students for classes withdrawn.
[3]	Refundable deposits represent student deposits for dormitory or other fees that will be refunded upon graduation and student security deposits refunded upon completion of the study tour.
[4]	Royalty fees payable relate to payments to content providers for on-line learning programs and those to counterparties for copyrights and resource sharing.
[5]	Others primarily include transportation expenses, utility fees, property management fees and other miscellaneous expenses payable.